John Hancock Financial Services

U.S. Wealth Management

601 Congress Street
Boston, MA  02210-2805


October 3, 2006


EDGAR


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Sovereign Bond Fund- (the "Trust")
           John Hancock Income Funds Prospectuses and
             Statement of Additional Information:
           --John Hancock Bond Fund;
              File No.  811-2402 and 2-48925

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the Class A, B and C shares Prospectus, Class R share Prospectus and Class I share Prospectus forms of the Income Funds Prospectus and Statement of Additional Information dated October 1, 2006 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.


Sincerely,


/s/Alfred P. Ouellette
----------------------
Alfred P. Ouellette
AVP, Senior Counsel and
Assistant Secretary